Expenses by Nature - Schedule of General and Administrative Expenses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Operating expense	R$ (68,471)	R$ (61,924)	R$ (50,723)
Cost of sales	(61,598)	(55,682)	(45,557)
Selling expenses	(5,995)	(5,411)	(4,379)
General and administrative expenses	(878)	(831)	(787)
Total operating expense	(68,471)	(61,924)	(50,723)
Inventory cost [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(60,451)	(54,685)	(44,809)
Personnel expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(4,518)	(4,137)	(3,358)
Outsourced services [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(401)	(338)	(264)
Selling expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(1,215)	(1,093)	(875)
Functional expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	(1,280)	(1,150)	(883)
Other expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Operating expense	R$ (606)	R$ (521)	R$ (534)